Deferred revenue	12 Months Ended
Dec. 31, 2020
Deferred revenue
Deferred revenue

18. Deferred revenue

	12/31/2020	12/31/2019
Revenue from services (*)	17,830	18,457
Revenue from royalties (**)	8,837	24,337
	26,667	42,794

Current liabilities	23,938	36,360
Non‑current liabilities	2,729	6,434

(*)  It is related to hours contracted by the clients for rendering of services, recognition is carried out after provision of service and write-off of service card.

(**) Refers to balances of software contracts’ (royalties) deferral deriving from first-time adoption of IFRS 15 and subsequent changes.